Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings (Loss) per share
Schedule of Calculation of Loss Per Share

Details regarding the number of shares in the calculation of profit or (loss) per share

	For the year ended December 31
	2022		2021*		2020*
	Weighted number of shares	Profit NIS in thousands	Weighted number of shares	Profit NIS in thousands	Weighted number of shares	Loss NIS in thousands

Number of shares and profit (loss) for calculating basic profit (loss) per share	45,352,601	44,819	38,492,600	4,690	25,396,312	(37,231)

Options which could potentially be dilutive in the future, antidilutive in 2022, 2021 and 2020	54,271		2,346,532		4,371,792

*	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. Following the reverse split, the loss data per share was presented retrospectively for the periods presented in the financial statements in accordance with the provisions of International Accounting Standard 33 regarding earnings per share